Change in the functional currency of a foreign operation (Details Textual) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Sep. 30, 2016 USD ($)
Change in the functional currency of a foreign operation [Line Items]
Borrowings	₨ 25,152	₨ 5,559
Swiss Subsidiary [Member]
Change in the functional currency of a foreign operation [Line Items]
Borrowings	₨ 16,185	₨ 0	$ 350